NON-CONTROLLING INTERESTS - Business Acquisition and its Effect on the Balance Sheet (Details) - CAD ($) $ in Millions	Mar. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-controlling interests
Common shares		$ 28,995	$ 26,716
Common shares
Non-controlling interests
Common shares		$ 28,995	$ 26,716	$ 24,488	$ 24,387
TC PipeLines, LP
Non-controlling interests
Deferred income tax liabilities	$ (443)
Other	(12)
TC PipeLines, LP | Common shares
Non-controlling interests
Common shares	2,063
TC PipeLines, LP | Additional Paid-In Capital
Non-controlling interests
Noncontrolling interest, fair value	(398)
TC PipeLines, LP | AOCI Attributable to Parent
Non-controlling interests
Noncontrolling interest, fair value	353
TC PipeLines, LP | Equity Attributable to Non-Controlling Interests
Non-controlling interests
Noncontrolling interest, fair value	$ (1,563)